Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Advisor Series VIII
Prospectus Date	rr_ProspectusDate	Dec. 30, 2015
Document Creation Date	dei_DocumentCreationDate	Dec. 29, 2015